Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 24.0%
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	$7,170,000	$7,105,537
BAMLL Commercial Mortgage Securities Trust 2013-FRR1, 0%, 5/26/20 (144A)◊	1,917,456	1,887,612
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.6246%, 10/15/36 (144A)‡	3,782,431	3,585,913
Cazenovia Creek Funding II LLC, 3.5607%, 7/15/30 (144A)	7,404,512	7,091,783
Chesapeake Funding II LLC, 2.7100%, 9/15/31 (144A)	2,858,000	2,786,028
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 4.4966%, 7/25/29‡	1,766,104	1,491,934
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 3.2966%, 1/25/31‡	628,951	527,763
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 3.2466%, 8/25/31 (144A)‡	1,006,775	810,880
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.0966%, 9/25/31 (144A)‡	637,996	465,591
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 7/25/39 (144A)‡	420,698	339,462
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 3.0466%, 10/25/39 (144A)‡	255,950	206,172
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 1.7466%, 1/25/40 (144A)‡	3,708,259	3,546,245
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 0.7500%, 1.6966%, 1/25/40 (144A)‡	3,610,399	3,465,758
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 1/25/40 (144A)‡	3,526,000	2,585,350
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.6846%, 5/15/36 (144A)‡	8,366,000	7,846,381
DBJPM 16-C3 Mortgage Trust, 1.5020%, 8/10/49	1,206,498	1,197,718
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	13,808,165	13,359,687
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	404,042	404,069
Drive Auto Receivables Trust 2019-2, 3.0400%, 3/15/23	1,328,000	1,325,528
Drive Auto Receivables Trust 2020-1, 2.7000%, 5/17/27	2,511,000	2,234,405
Eagle Re Ltd, ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 1/25/30 (144A)‡	7,978,000	7,110,112
Exeter Automobile Receivables Trust 2018-4, 3.6400%, 11/15/22 (144A)	2,363,866	2,338,607
Exeter Automobile Receivables Trust 2020-1A C, 2.4900%, 1/15/25 (144A)	1,840,000	1,676,635
Foursight Capital Automobile Receivables Trust 2018-2,
3.6400%, 5/15/23 (144A)	2,332,000	2,321,108
Foursight Capital Automobile Receivables Trust 2018-2,
3.8000%, 11/15/23 (144A)	1,391,000	1,311,645
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.2000%, 3.1466%, 2/25/24‡	2,505,825	2,492,194
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8500%, 2.7966%, 10/25/27‡	770,973	767,691
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7700%, 1.7166%, 11/25/49 (144A)‡	339,366	326,489
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7000%, 1.6466%, 1/25/50 (144A)‡	12,789,000	12,338,825
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7500%, 1.6966%, 1/25/50 (144A)‡	4,903,000	4,572,775
GLS Auto Receivables Issuer Trust 2019-2, 3.0600%, 4/17/23 (144A)	2,136,034	2,102,168
Golden Credit Card Trust, 1.9800%, 4/15/22 (144A)	9,442,000	9,441,943
Golden Credit Card Trust, 2.6200%, 1/15/23 (144A)	8,447,000	8,391,301
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.7386%, 12/15/36 (144A)‡	5,929,000	5,411,313
Hertz Fleet Lease Funding LP,
ICE LIBOR USD 1 Month + 0.5000%, 1.3626%, 5/10/32 (144A)‡	4,750,495	4,754,830
Hertz Fleet Lease Funding LP, 3.2300%, 5/10/32 (144A)	3,879,501	3,884,319
Hewlett-Packard Financial Services Company Trust 2020-1A C,
2.0300%, 2/20/30 (144A)	800,000	766,239
Hewlett-Packard Financial Services Company Trust 2020-1A D,
2.2600%, 2/20/30 (144A)	800,000	816,388
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	5,202,244	5,168,167
JP Morgan Mortgage Trust 2020-LTV1,
ICE LIBOR USD 1 Month + 1.0000%, 2.6268%, 6/25/50 (144A)‡	6,578,907	6,368,642
Lanark Master Issuer PLC, 2.2770%, 12/22/69 (144A)Ç	3,829,000	3,828,741
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 1.0500%, 1.9966%, 11/25/51 (144A)‡	3,741,333	3,637,231
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 1.2500%, 2.1966%, 11/25/51 (144A)‡	3,662,667	3,588,201
Mello Warehouse Securitization Trust 2019-2,
ICE LIBOR USD 1 Month + 1.1500%, 2.0966%, 11/25/52 (144A)‡	7,634,460	7,228,383

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25,
1.6150%, 10/15/48	$522,762	$520,834
Mortgage Insurance-Linked Notes Series 2020-1,
ICE LIBOR USD 1 Month + 0.9500%, 1.8966%, 2/25/30 (144A)‡	3,236,181	2,931,349
OSCAR US Funding Trust VII LLC, 2.4500%, 12/10/21 (144A)	3,218,526	3,197,944
OSCAR US Funding Trust VII LLC, 2.7600%, 12/10/24 (144A)	6,035,000	5,909,164
Permanent Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3800%, 2.2113%, 7/15/58 (144A)‡	3,387,000	3,371,437
Prestige Auto Receivables Trust 2018-1, 3.7500%, 10/15/24 (144A)	1,639,000	1,597,267
PSNH Funding LLC 3, 3.0940%, 2/1/26	6,505,997	6,685,573
RCO Mortgage LLC, 3.7210%, 5/24/24 (144A)Ç	3,906,740	3,537,002
Santander Drive Auto Receivables Trust 2016-3, 2.4600%, 3/15/22	1,098,690	1,089,660
Santander Drive Auto Receivables Trust 2017-2, 4.9900%, 9/16/24 (144A)	10,046,000	10,246,055
Santander Drive Auto Receivables Trust 2018-2, 5.0200%, 9/15/25	2,594,000	2,655,209
Santander Drive Auto Receivables Trust 2018-5, 3.5200%, 12/15/22	3,815,333	3,813,160
Santander Prime Auto Issuance Notes Trust 2018-A, 5.0400%, 9/15/25 (144A)	3,936,330	3,822,042
Sequoia Mortgage Trust 2019-CH2, 4.5000%, 8/25/49 (144A)‡	878,113	897,168
Silverstone Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3900%, 2.3559%, 1/21/70 (144A)‡	2,469,460	2,391,613
Station Place Securitization Trust Series 2019-10,
ICE LIBOR USD 1 Month + 0.9000%, 1.8285%, 10/24/20 (144A)‡	3,741,000	3,704,503
Station Place Securitization Trust Series 2019-4,
ICE LIBOR USD 1 Month + 0.9000%, 1.8285%, 6/24/20 (144A)‡	4,641,000	4,617,685
Taco Bell Funding LLC, 4.3770%, 5/25/46 (144A)	2,509,050	2,417,118
Taco Bell Funding LLC, 4.3180%, 11/25/48 (144A)	14,884,268	14,402,724
Verizon Owner Trust 2019-A, 2.9300%, 9/20/23	4,125,000	4,188,365
Verizon Owner Trust 2019-C, 1.9400%, 4/22/24	4,175,000	4,131,845
Verizon Owner Trust 2019-C, 2.0600%, 4/22/24	8,417,000	8,183,299
Verus Securitization Trust 2020-1, 2.6420%, 1/25/60 (144A)‡	5,243,707	5,044,669
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $271,855,738)		262,263,448
Bank Loans and Mezzanine Loans – 2.2%
Communications – 1.4%
Charter Communications Operating LLC,
ICE LIBOR USD 1 Month + 1.7500%, 2.7400%, 4/30/25‡	16,572,031	15,860,760
Consumer Non-Cyclical – 0.8%
Elanco Animal Health Inc,
ICE LIBOR USD 1 Month + 1.7500%, 3.4044%, 2/4/27ƒ,‡	3,786,918	3,578,637
Froneri US Inc, 3.9078%, 1/29/27ƒ,‡	1,804,460	1,709,726
Reynolds Consumer Products Inc,
ICE LIBOR USD 3 Month + 1.7500%, 3.5011%, 2/4/27‡	3,439,240	3,222,568
		8,510,931
Total Bank Loans and Mezzanine Loans (cost $25,579,482)		24,371,691
Corporate Bonds – 61.6%
Banking – 16.8%
Bank of America Corp, 2.5030%, 10/21/22	14,876,000	14,909,600
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0210%, 2.8810%, 4/24/23‡	10,533,000	10,573,449
Bank of Montreal, 3.3000%, 2/5/24	3,493,000	3,647,452
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	3,491,000	3,637,590
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	2,372,000	2,343,382
Citibank NA, ICE LIBOR USD 3 Month + 0.3200%, 2.0833%, 5/1/20‡	11,242,000	11,235,176
Citigroup Inc, 4.4000%, 6/10/25	5,470,000	5,918,120
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	1,622,000	1,619,476
Credit Suisse Group AG,
ICE LIBOR USD 3 Month + 1.2000%, 2.9970%, 12/14/23 (144A)‡	5,906,000	5,749,329
First Republic Bank/CA, SOFR + 0.6200%, 1.9120%, 2/12/24‡	6,225,000	5,970,271
Goldman Sachs Group Inc, 2.7500%, 9/15/20	10,011,000	10,035,136
Goldman Sachs Group Inc, 3.0000%, 4/26/22	6,824,000	6,873,205
Goldman Sachs Group Inc, 3.5000%, 4/1/25	7,370,000	7,473,487
JPMorgan Chase & Co, 2.9720%, 1/15/23	20,009,000	20,370,636
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡	5,428,000	5,588,767
National Australia Bank Ltd/New York, 2.1250%, 5/22/20	10,258,000	10,219,166
PNC Bank NA, 2.0000%, 5/19/20	15,086,000	15,065,946
PNC Bank NA, ICE LIBOR USD 3 Month + 0.4200%, 2.0280%, 12/9/22‡	11,750,000	11,776,296
Societe Generale SA, 2.6250%, 1/22/25 (144A)	5,022,000	4,835,436
State Street Corp, SOFR + 2.6900%, 2.8250%, 3/30/23 (144A)‡	3,476,000	3,507,726
Synchrony Financial, 4.3750%, 3/19/24	5,256,000	5,205,226
UBS AG/London, 2.4500%, 12/1/20 (144A)	5,238,000	5,218,782
US Bank NA/Cincinnati OH, 1.9500%, 1/9/23	11,801,000	11,822,462
		183,596,116
Basic Industry – 0.8%
Anglo American Capital PLC, 4.1250%, 4/15/21 (144A)	3,349,000	3,299,994
Anglo American Capital PLC, 3.7500%, 4/10/22 (144A)	203,000	197,778
Freeport-McMoRan Inc, 3.5500%, 3/1/22	1,700,000	1,630,844

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Glencore Finance Canada Ltd, 4.9500%, 11/15/21 (144A)	$1,148,000	$1,136,922
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	2,816,000	2,449,920
		8,715,458
Brokerage – 1.7%
Ameriprise Financial Inc, 3.0000%, 4/2/25	856,000	852,379
Charles Schwab Corp, ICE LIBOR USD 3 Month + 0.3200%, 2.0160%, 5/21/21‡	7,700,000	7,554,144
Charles Schwab Corp, 4.2000%, 3/24/25	2,080,000	2,195,034
E*TRADE Financial Corp, 2.9500%, 8/24/22	8,405,000	8,282,774
		18,884,331
Capital Goods – 9.5%
Arconic Inc, 6.1500%, 8/15/20	10,275,000	10,429,125
Arconic Inc, 5.4000%, 4/15/21	8,366,000	8,293,634
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.2500%, 9/15/22 (144A)	7,876,000	7,866,155
Ball Corp, 5.0000%, 3/15/22	873,000	898,596
Boeing Co, 2.7000%, 5/1/22	6,062,000	5,788,889
Carrier Global Corp, 1.9230%, 2/15/23 (144A)	2,371,000	2,334,045
CNH Industrial Capital LLC, 4.3750%, 4/5/22	4,254,000	4,178,838
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.2900%, 2.0209%, 5/11/20‡	1,022,000	1,022,000
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.3800%, 2.1109%, 5/11/21‡	1,022,000	997,737
General Dynamics Corp, 3.2500%, 4/1/25	2,464,000	2,595,771
General Electric Co, 3.4500%, 5/15/24	5,456,000	5,390,216
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	3,469,000	3,571,845
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	8,606,000	8,877,358
Northrop Grumman Corp, 2.0800%, 10/15/20	11,064,000	11,021,405
Otis Worldwide Corp,
ICE LIBOR USD 3 Month + 0.4500%, 2.0876%, 4/5/23 (144A)‡	4,837,000	4,603,666
Sealed Air Corp, 6.5000%, 12/1/20 (144A)	10,974,000	10,809,390
Vulcan Materials Co, ICE LIBOR USD 3 Month + 0.6500%, 2.2304%, 3/1/21‡	15,695,000	15,096,993
		103,775,663
Communications – 3.5%
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 4/1/24 (144A)	4,768,000	4,875,280
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.5790%, 7/23/20	7,684,000	7,660,115
Comcast Corp, 3.1000%, 4/1/25	1,353,000	1,430,578
Crown Castle International Corp, 3.2000%, 9/1/24	5,470,000	5,453,819
Lamar Media Corp, 5.0000%, 5/1/23	132,000	130,680
Level 3 Financing Inc, 5.3750%, 8/15/22	2,823,000	2,837,115
Nexstar Broadcasting Inc, 5.6250%, 8/1/24 (144A)	2,665,000	2,508,405
SBA Communications Corp, 4.8750%, 9/1/24	1,616,000	1,638,220
Sirius XM Radio Inc, 3.8750%, 8/1/22 (144A)	256,000	255,040
T-Mobile USA Inc, 6.0000%, 3/1/23	6,448,000	6,483,528
T-Mobile USA Inc, 6.5000%, 1/15/24	607,000	616,105
T-Mobile USA Inc, 6.3750%, 3/1/25	4,307,000	4,403,908
		38,292,793
Consumer Cyclical – 5.2%
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	2,609,000	2,602,451
Fiat Chrysler Automobiles NV, 4.5000%, 4/15/20	1,269,000	1,265,307
General Motors Financial Co Inc, 2.6500%, 4/13/20	6,159,000	6,154,217
General Motors Financial Co Inc, 2.9000%, 2/26/25	8,419,000	7,276,633
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	17,709,000	15,672,465
Hyundai Capital America,
ICE LIBOR USD 3 Month + 0.9400%, 2.8123%, 7/8/21 (144A)‡	7,559,000	7,312,679
Lennar Corp, 4.7500%, 4/1/21	4,221,000	4,178,790
Lowe's Cos Inc, 4.0000%, 4/15/25	3,880,000	4,147,697
McDonald's Corp, 3.3000%, 7/1/25	1,409,000	1,458,525
NIKE Inc, 2.4000%, 3/27/25	803,000	832,405
VICI Properties LP / VICI Note Co Inc, 3.5000%, 2/15/25 (144A)	4,314,000	3,985,058
Wyndham Destinations Inc, 5.4000%, 4/1/24	2,105,000	1,778,725
		56,664,952
Consumer Non-Cyclical – 11.6%
AbbVie Inc, 2.6000%, 11/21/24 (144A)	11,978,000	12,169,910
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.5000%, 2/15/23 (144A)	5,430,000	5,345,835
Amgen Inc, 1.9000%, 2/21/25	5,676,000	5,712,476
Baxter International Inc, 3.7500%, 10/1/25 (144A)	3,457,000	3,674,253
Becton Dickinson and Co, 2.4040%, 6/5/20	6,013,000	5,994,283
Coca-Cola Co, 2.9500%, 3/25/25	3,034,000	3,245,810
Constellation Brands Inc, 3.7500%, 5/1/21	4,959,000	4,964,525
CVS Health Corp, 2.1250%, 6/1/21	5,494,000	5,480,941
CVS Health Corp, 2.6250%, 8/15/24	5,592,000	5,608,745
Elanco Animal Health Inc, 4.6620%, 8/27/21Ç	2,697,000	2,682,827
Elanco Animal Health Inc, 5.0220%, 8/28/23Ç	11,418,000	11,549,315

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
GlaxoSmithKline Capital PLC, 2.8750%, 6/1/22	$12,600,000	$12,892,552
Hasbro Inc, 2.6000%, 11/19/22	6,005,000	5,923,939
Hasbro Inc, 3.0000%, 11/19/24	4,734,000	4,845,768
HCA Inc, 5.8750%, 5/1/23	7,808,000	8,150,537
Keurig Dr Pepper Inc, 4.0570%, 5/25/23	5,374,000	5,596,652
PepsiCo Inc, 2.2500%, 3/19/25	5,637,000	5,851,699
Perrigo Finance Unlimited Co, 3.9000%, 12/15/24	3,209,000	3,150,979
Procter & Gamble Co, 2.4500%, 3/25/25	896,000	939,298
Sysco Corp, 5.6500%, 4/1/25	1,751,000	1,823,203
Thermo Fisher Scientific Inc, 4.1330%, 3/25/25	880,000	942,926
Zimmer Biomet Holdings Inc, 2.7000%, 4/1/20	9,755,000	9,755,000
		126,301,473
Energy – 2.3%
DCP Midstream Operating LP, 4.9500%, 4/1/22	2,700,000	2,214,000
Energy Transfer Operating LP, 2.9000%, 5/15/25	1,915,000	1,617,003
Kinder Morgan Inc/DE, ICE LIBOR USD 3 Month + 1.2800%, 3.1113%, 1/15/23‡	9,121,000	7,591,872
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	6,895,000	6,578,738
NuStar Logistics LP, 4.8000%, 9/1/20	3,005,000	2,614,350
WPX Energy Inc, 5.2500%, 9/15/24	7,652,000	4,667,720
		25,283,683
Insurance – 1.4%
Athene Global Funding, 2.5000%, 1/14/25 (144A)	8,438,000	7,949,626
Centene Corp, 4.7500%, 1/15/25 (144A)	7,642,000	7,737,525
		15,687,151
Multi-Utilities – 0.2%
Sempra Energy, ICE LIBOR USD 3 Month + 0.5000%, 2.3313%, 1/15/21‡	1,609,000	1,524,093
Owned No Guarantee – 0.5%
Syngenta Finance NV, 3.6980%, 4/24/20 (144A)	2,702,000	2,696,803
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	2,497,000	2,352,996
		5,049,799
Real Estate Investment Trusts (REITs) – 2.4%
iStar Inc, 4.2500%, 8/1/25	2,812,000	2,312,589
SL Green Operating Partnership LP,
ICE LIBOR USD 3 Month + 0.9800%, 2.6718%, 8/16/21‡	7,273,000	7,077,656
Welltower Inc, 3.6250%, 3/15/24	17,093,000	16,778,934
		26,169,179
Technology – 5.0%
Alliance Data Systems Corp, 4.7500%, 12/15/24 (144A)	2,911,000	2,212,360
Analog Devices Inc, 2.9500%, 1/12/21	11,431,000	11,443,366
Broadcom Corp / Broadcom Cayman Finance Ltd, 2.2000%, 1/15/21	13,522,000	13,342,963
EMC Corp, 2.6500%, 6/1/20	4,371,000	4,346,085
EMC Corp, 3.3750%, 6/1/23	5,485,000	5,402,725
Equifax Inc, 2.6000%, 12/1/24	5,496,000	5,195,550
Iron Mountain Inc, 4.3750%, 6/1/21 (144A)	5,804,000	5,745,960
Oracle Corp, 2.5000%, 4/1/25	3,357,000	3,427,063
Total System Services Inc, 3.8000%, 4/1/21	3,808,000	3,831,862
		54,947,934
Transportation – 0.7%
United Continental Holdings Inc, 6.0000%, 12/1/20#	1,804,000	1,731,840
United Parcel Service Inc, 3.9000%, 4/1/25	2,743,000	2,972,280
Watco Cos LLC / Watco Finance Corp, 6.3750%, 4/1/23 (144A)	3,409,000	3,323,775
		8,027,895
Total Corporate Bonds (cost $692,018,795)		672,920,520
United States Treasury Notes/Bonds – 11.1%
2.6250%, 12/15/21	17,082,000	17,781,294
1.7500%, 6/15/22	40,000,000	41,336,049
2.1250%, 3/31/24	5,737,000	6,144,417
2.0000%, 5/31/24	5,175,100	5,529,271
1.7500%, 7/31/24	24,617,300	26,087,607
0.5000%, 3/31/25	23,696,200	23,846,152
Total United States Treasury Notes/Bonds (cost $117,656,416)		120,724,790
Investment Companies – 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $22,285,835)	22,281,919	22,286,375
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº,£	80,000	80,000

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0%
Royal Bank of Canada, 0.0100%, 4/1/20	$20,000	$20,000
Total Investments Purchased with Cash Collateral from Securities Lending (cost $100,000)		100,000
Total Investments (total cost $1,129,496,266) – 100.9%		1,102,666,824
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(9,515,002)
Net Assets – 100%		$1,093,151,822

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$982,207,050	89.1%
Canada	29,319,095	2.7
United Kingdom	20,378,213	1.9
Switzerland	17,154,832	1.6
France	12,435,884	1.1
Australia	10,219,166	0.9
Japan	9,107,108	0.8
Ireland	7,866,155	0.7
Bermuda	7,110,112	0.6
South Africa	3,497,772	0.3
Netherlands	3,371,437	0.3

Total	$1,102,666,824	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$280,971	$(2,866)	$1,291	$22,286,375
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	52∆	-	-	80,000
Total Affiliated Investments - 2.0%	$281,023	$(2,866)	$1,291	$22,366,375

	Value at 6/30/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	7,594,249	612,945,558	(598,251,857)	22,286,375
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	-	294,352	(214,352)	80,000

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2-Year US Treasury Note	328	7/6/20	$72,285,562	$7,280	$(10,250)
5-Year US Treasury Note	105	7/6/20	13,162,734	13,182	(4,922)
Total				$20,462	$(15,172)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value
Futures contracts, purchased	$ 8,544,830

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $374,343,758, which represents 34.2% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

#	Loaned security; a portion of the security is on loan at March 31, 2020.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets

Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$262,263,448	$-
Bank Loans and Mezzanine Loans	-	24,371,691	-
Corporate Bonds	-	672,920,520	-
United States Treasury Notes/Bonds	-	120,724,790	-
Investment Companies	-	22,286,375	-
Investments Purchased with Cash Collateral from Securities Lending	-	100,000	-
Total Assets	$-	$1,102,666,824	$-
Liabilities
Other Financial Instruments(a):
Variation Margin Payable	$15,172	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.